LONG-TERM LOANS	12 Months Ended
Dec. 31, 2015
LONG-TERM LOANS [Abstract]
LONG-TERM LOANS
NOTE 7       -     LONG TERM LOANS

A.	Composed as follows:

	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Loans from banks	373	484

In June 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600 thousands over 10 years.

In May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate. The Company pay the last payment on October 2015.

B.	The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

2015	-	149
2016	149	149
2017	149	149
2018 and thereafter	75	37
	373	484